          AIM TECHNOLOGY FUND - CLASS A, B, C AND INVESTOR CLASS SHARES

                         Supplement dated March 12, 2007
                      to the Prospectus dated July 31, 2006
                       as supplemented September 20, 2006

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(s)" on page 8 of the prospectus:

"Lanny H. Sachnowitz, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1987.

   He is assisted by the advisor's Technology Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

   The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."
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                          INSTITUTIONAL CLASS SHARES OF

                                 AIM ENERGY FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                     Supplement dated March 12, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006
                              and February 28, 2007

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(s) - TECHNOLOGY" on page 13 of the prospectus:

    o "Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with AIM and/or its affiliates since 1987.

He is assisted by the advisor's Technology Team."

                                AIM SECTOR FUNDS

                                 AIM ENERGY FUND
                           AIM FINANCIAL SERVICES FUND
                         AIM GOLD & PRECIOUS METALS FUND
                                AIM LEISURE FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                         Supplement dated March 12, 2007
         to the Statement of Additional Information dated July 31, 2006, as supplemented August 1, 2006, September 20, 2006,
                    December 13, 2006 and February 28, 2007

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TECHNOLOGY FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of February 28, 2007:

                                             OTHER REGISTERED MUTUAL                OTHER POOLED
                              DOLLAR             FUNDS (ASSETS IN                INVESTMENT VEHICLES             OTHER ACCOUNTS
                             RANGE OF               MILLIONS)                    (ASSETS IN MILLIONS)         (ASSETS IN MILLIONS)
  PORTFOLIO MANAGER        INVESTMENTS       ------------------------          ------------------------      ----------------------
                             IN EACH          NUMBER                            NUMBER                        NUMBER
                             FUND(1)           OF             ASSETS             OF             ASSETS         OF           ASSETS
                                             ACCOUNTS                          ACCOUNTS                      ACCOUNTS
-----------------------    -----------       --------        --------          --------        --------      --------      --------
                                                       AIM TECHNOLOGY FUND

Lanny Sachnowitz(2)           None              6            $9,542.0              1             $53.1         None          None


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(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Sachnowitz began serving as portfolio manager on AIM Technology Fund on March 12, 2007.


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